RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Benefits Paid (Details) - EBP 002 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid per the financial statements	$ 8,310
Amounts allocated to withdrawing Members — December 31, 2025	(73)
Amounts allocated to withdrawing Members — December 31, 2024	76
Amounts deemed distributions of Member loans as reflected in the Form 5500	(2)
Total benefit payments per Form 5500	$ 8,305